Prudential Index Series Fund
Gateway Center Three
100 Mulberry St.
Newark, NJ 07102-4077


November 19, 1999



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


     Re:  Prudential Index Series Fund
          (File No. 33-48066)


Ladies and Gentlemen

     Pursuant to Subparagraph (j) of Rule 497 under the Securities Act of 1933 (the "1933 Act"), the Fund hereby certifies (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 15 and (ii) that the text of Post-Effective Amendment No. 15 was filed electronically on November 12, 1999.

                                                  Prudential Index Series Fund



                                              By: /s/ MARGUERITE E.H. MORRISON
                                                  ----------------------------
                                                      Marguerite E.H. Morrison
                                                      Secretary